Inventories (Inventory reserve) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation Reserves Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 21,125	$ 17,440	$ 10,106
Charged to expense	10,093	6,107	10,910
Deductions or other	(4,799)	(2,422)	(3,576)
Balance at end of period	$ 26,419	$ 21,125	$ 17,440